Contract Liabilities - Additional Information (Details) - CNY (¥)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Contract Liabilities
Revenue expected to be recognized	¥ 4,029,358	¥ 4,061,794
Revenue recognized that was included in the contract liability balance at the beginning of the year	7,212,814	13,829,722
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Contract Liabilities
Revenue expected to be recognized		¥ 750,618
Period of revenue expected to be recognized		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-04-01
Contract Liabilities
Revenue expected to be recognized	¥ 772,613
Period of revenue expected to be recognized	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Contract Liabilities
Revenue expected to be recognized		¥ 3,311,176
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Minimum
Contract Liabilities
Period of revenue expected to be recognized		2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-04-01
Contract Liabilities
Revenue expected to be recognized	¥ 3,256,745
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-04-01 | Minimum
Contract Liabilities
Period of revenue expected to be recognized	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2033-01-01 | Maximum
Contract Liabilities
Period of revenue expected to be recognized		10 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2033-04-01 | Maximum
Contract Liabilities
Period of revenue expected to be recognized	10 years